Liability Related to the Sale of Future Royalties (Details Narrative) £ in Thousands, $ in Thousands									3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 15, 2022 USD ($)	Dec. 15, 2022 GBP (£)	Feb. 11, 2022 USD ($) shares	Feb. 11, 2022 GBP (£) shares	Sep. 10, 2021 USD ($)	Oct. 20, 2020 USD ($)	Oct. 20, 2020 GBP (£)	Jun. 03, 2020	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 15, 2022 GBP (£)	Oct. 31, 2022 shares
Percentage of royalty expenses								30.00%
Value new issues	$ 3,900	£ 3,250							$ 19,779	$ 19,779
Total consideration			$ 1,400	£ 1,200
Shares issued | shares			22,000,000.0	22,000,000.0												22,000,000.0
Deferred revenue											$ 1,400
Option fee	$ 100														£ 100
Common Stock [Member]
Sale of private placement units, net of offering costs | shares									2,000,000	2,000,000	1,000
Value new issues
Vela Agreement [Member]
Percentage of future revenue earned						8.00%	8.00%
Total consideration						$ 2,900	£ 2,350
Cash consideration						1,600	1,250
Stock issued during period, value, acquisitions					$ 1,300	1,100,000
Sale of private placement units, net of offering costs | shares			25.0	25.0								1,100,000,000
Equity securities fair value												$ 1,300
Value new issues												1,200,000
Loss on sale of investment												76
Placement fees												$ 300
Vela Agreement [Member] | Common Stock [Member]
Sale of private placement units, net of offering costs | shares												1,100,000,000
Vela Agreement [Member] | Vela Technologies PLC [Member]
Cash consideration						$ 1,600	£ 1,250						$ 1,500	£ 1,250
Vela Agreement [Member] | Vela Technologies PLC [Member] | St George Street [Member]
Cash consideration													$ 1,600	£ 1,250
St George Street Capital [Member]
Funding amount									$ 300	$ 300	$ 300